Note 16 - Major Funded and Unfunded Defined Benefit Plans With Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
UNITED STATES
Major Funded And Unfunded Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets [Line Items]
Projected benefit obligation	$ 4,099	$ 4,438
Accumulated benefit obligation	4,098	4,436
Fair value of plan assets	3,793	4,160
Non-U.S. [Member]
Major Funded And Unfunded Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets [Line Items]
Projected benefit obligation	524	623
Accumulated benefit obligation	516	613
Fair value of plan assets	$ 412	$ 471